Income Taxes - Schedule of Components of Income Tax (Benefit) Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Federal income tax (benefit) provision
Current	$ 1,609	$ 870
Deferred	(47,621)	6,517	$ 7,333
Net federal income tax (benefit) provision	(46,012)	7,387	7,333
State income tax (benefit) provision
Current	816	591	331
Deferred	(11,794)	941	725
Net state income tax (benefit) provision	(10,978)	1,532	1,056
Income tax (benefit) provision	$ (56,990)	$ 8,919	$ 8,389